Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000236514 [Member]
Shareholder Report [Line Items]
Fund Name	Alternative AccessFirst PriorityCLO Bond ETF
Class Name	Alternative AccessFirst PriorityCLO Bond ETF
Trading Symbol	AAA
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alternative Access First Priority CLO Bond ETF (“Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aafetfs.com/. You can also request this information by contacting us at (303) 623-2577.
Additional Information Phone Number	(303) 623-2577
Additional Information Website	https://www.aafetfs.com/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Access First Priority CLO Bond ETF (AAA)	$13	0.25%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25% [1]
Net Assets	$ 22,448,179
Holdings Count | Holding	42
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$22,448,179
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Wellfleet CLO Ltd., Series 2024-1A, 6.912%, 7/18/2037	4.5%
Rockford Tower CLO Ltd., Series 2024-1A, 6.937%, 4/20/2037	4.5%
CIFC Funding Ltd., Series 2019-6A, 6.778%, 7/18/2037	4.5%
Neuberger Berman Loan Advisers CLO XXXIX Ltd., Series 2020-39A, 6.812%, 4/20/2038	4.5%
LCM XLI Ltd., Series 41A, 6.761%, 4/15/2036	4.5%
Regatta VI Funding Ltd., Series 2016-1A, 6.704%, 4/20/2034	4.0%
LCM XXXII Ltd., Series 32A, 6.654%, 7/20/2034	4.0%
Battalion CLO X Ltd., Series 2016-10A, 6.715%, 1/25/2035	3.9%
Symphony CLO XXXV Ltd., Series 2022-35A, 6.983%, 10/24/2036	3.6%
Voya CLO Ltd., Series 2022-3A, 6.982%, 10/20/2036	3.4%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Wellfleet CLO Ltd., Series 2024-1A, 6.912%, 7/18/2037	4.5%
Rockford Tower CLO Ltd., Series 2024-1A, 6.937%, 4/20/2037	4.5%
CIFC Funding Ltd., Series 2019-6A, 6.778%, 7/18/2037	4.5%
Neuberger Berman Loan Advisers CLO XXXIX Ltd., Series 2020-39A, 6.812%, 4/20/2038	4.5%
LCM XLI Ltd., Series 41A, 6.761%, 4/15/2036	4.5%
Regatta VI Funding Ltd., Series 2016-1A, 6.704%, 4/20/2034	4.0%
LCM XXXII Ltd., Series 32A, 6.654%, 7/20/2034	4.0%
Battalion CLO X Ltd., Series 2016-10A, 6.715%, 1/25/2035	3.9%
Symphony CLO XXXV Ltd., Series 2022-35A, 6.983%, 10/24/2036	3.6%
Voya CLO Ltd., Series 2022-3A, 6.982%, 10/20/2036	3.4%

[1]	Annualized.